EQUITY METHOD INVESTMENTS - Investments Recorded Using the Equity Method (Details)	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2018	Dec. 31, 2011
ECGS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	50.00%	50.00%		50.00%
CoolCo
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	8.30%	0.00%
Avenir
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	23.50%	23.50%	25.00%
Aqualung
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	4.40%	0.00%